Real Estate (Pro Forma In Connection With Acquisition) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Real Estate [Abstract]
Total revenue	$ 2,257,098	$ 2,149,391
Income from continuing operations	314,307	642,640
Net income attributable to Boston Properties Limited Partnership	$ 452,813	$ 710,690
Basic earnings per unit: Net income per unit attributable to Boston Properties Limited Partnership (in dollars per unit)	$ 2.68	$ 4.21
Diluted earnings per unit: Net income per unit attributable to Boston Properties Limited Partnership (in dollars per unit)	$ 2.67	$ 4.20